PROPERTY, PLANT, AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross	$ 1,561,455		$ 1,536,024
Less accumulated depreciation	135,312		121,674
Property, plant, and equipment, net	1,426,143		1,414,350
Depreciation expense	13,638	$ 11,199
Capitalized interest	$ 645	$ 1,630
Gathering and processing systems and related equipment
Property, Plant and Equipment [Line Items]
Useful lives	30 years
Gross	$ 1,479,712		1,462,706
Construction in progress
Property, Plant and Equipment [Line Items]
Gross	52,144		44,447
Other
Property, Plant and Equipment [Line Items]
Gross	$ 29,599		$ 28,871
Other | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	4 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	15 years